Supplemental Disclosures of Cash Flow Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash, cash equivalents, and restricted cash reconciliation:
Cash and cash equivalents	$ 173,764		$ 161,405	$ 196,804
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	173,764	$ 330,570	161,405	196,804	$ 19,538
Landsea Homes [Member]
Supplemental disclosures of cash flow information
Interest paid, net of amounts capitalized	11,000			111,000	838,000
Income taxes paid	6,821,000	12,486,000	14,152,000	3,945,000
Supplemental disclosures of non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease liabilities for new or modified operating leases	1,053,000	704,000	3,208,000
Amortization of deferred financing costs	2,960,000	3,155,000	3,524,000	1,878,000
Amortization of prepaid interest		2,520,000
Business acquisition holdback	2,000,000
Distribution of real estate joint venture to LHC, net of cash provided	27,294,000
Real estate inventories sold with notes receivable					34,475,000
Contribution of assets to unconsolidated joint ventures					28,066,000
Contribution of assets from non-controlling interests					429,000
Contribution of capitalizable costs to unconsolidated joint ventures				9,295,000
Note payable assumed through acquisition of real estate inventories				40,000,000
Real estate inventories relieved through debt settlement					31,575,000
Cash, cash equivalents, and restricted cash reconciliation:
Cash and cash equivalents	84,857,000	102,867,000	154,043,000	99,865,000	19,030,000
Restricted cash	2,001,000	4,997,000	2,335,000	19,724,000	10,036,000
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 86,858,000	$ 107,864,000	$ 156,378,000	$ 119,589,000	$ 29,066,000	$ 15,229,000